Income Tax (Details 1) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Foreign
Current
Deferred
Federal
Current				(7)
Deferred				(2,154)
State and Local
Current				19
Deferred				(506)
Total				(2,648)
Change in valuation allowance				(924)
Income tax expense/(benefit)	$ (1,560)		$ (207)	$ (3,572)
Predecessor [Member]
Foreign
Current					$ 152
Deferred		4,054			(1,533)
Federal
Current
Deferred		(637)			(2,697)
State and Local
Current					3
Deferred		(273)			(743)
Total		3,144			(4,818)
Change in valuation allowance		(3,144)			4,971
Income tax expense/(benefit)					$ 153